ENTITY-WIDE DISCLOSURE	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
ENTITY-WIDE DISCLOSURE
NOTE 12   ENTITY-WIDE DISCLOSURE
a. Total revenues based on the country that the product is shipped to were as follows:
	As of and for the year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
USA	77,680	52,679	24,353
Japan	2,476	9,642	4,102
Sweden	16,356	8,743	3,639
United Kingdom	20,404	724	187
EUROPE – other	6,617	3,744	2,892
Israel	12,512	1,995	2,509
APAC – other	5,999	2,105	1,143
South America	1,267	1,496	1,370
Africa	326	117	90
	143,637	81,245	40,285

b. Major Customers
Revenues from major customers each of whom amount to 10% or more of total revenues reported in the financial statements (all related to OEM segment):
	Year ended December 31,
	2014	2013	2012
	U.S. dollars in thousands
Revenues from major customers	103,713	56,941	24,495
Percent of total revenues
Customer A	33%	18%	*
Customer B	23%	34%	29%
Customer C	11%	11%	*
Customer D	*	*	11%

*
Less than 10%.

The balance due from Customer A, the Company’s major customer, accounted for 36% and 40% of the accounts receivables at December 31, 2014 and December 31, 2013, respectively.
c.
Substantially all of the Company’s property and equipment and long lived assets are located in Israel as of December 31, 2014 and Decemer 31, 2013.